BORROWINGS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 29,076,000,000	$ 23,776,000,000
Parent company
Disclosure of detailed information about borrowings [line items]
Current borrowings	0
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	29,635,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	1,619,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,619,000,000	310,000,000
Revolving Credit Facility | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.50%
Revolving Credit Facility | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.50%
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 456,000,000
Credit facility, maximum borrowing capacity	$ 1,000,000,000
Renewal period	1 year
Brookfield Credit Agreements | At April 27, 2023
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 500,000,000
Brookfield Credit Agreements | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.45%
Brookfield Credit Agreements | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.45%
Non-recourse subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 27,457,000,000	$ 23,166,000,000